Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Rate Reconciliation [Line Items]
Statutory federal income tax rate	35.00%	35.00%	35.00%
State income tax expense	2.30%	1.70%	1.20%
Other	(1.50%)	(1.20%)	(1.00%)
Effective income tax rate	35.80%	35.50%	35.20%